Real estate properties development completed and under development	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Real estate properties development completed, under development and held for sale
4.	Real estate properties development completed and under development

The following summarizes the components of real estate properties development completed and under development at December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
	US$	US$
Development completed:
Zhengzhou Century East A	2,293,021	4,000,881
Suzhou International City Garden	441,934	1,460,187
Jinan Xinyuan Splendid	4,349,276	4,952,551
Zhengzhou Xin City	15,052,135	14,946,209
Beijing Xindo Park	52,675,024	42,003,855
Suzhou Lake Royal Palace	3,400,095	4,880,245
Xingyang Splendid I	15,528,607	16,616,861
Zhengzhou Thriving Family	16,834,270	14,908,355
Shanghai Yipin Royal Palace	90,003,702	82,320,988

	December 31, 2017	December 31, 2018
	US$	US$
New York Oosten	131,656,360	127,749,947
Chengdu Thriving Family	146,791,480	88,492,260
Sanya Yazhou Bay No.1	97,350,745	31,716,745
Xi’an Metropolitan	127,107,105	48,352,943
Kunshan Royal Palace	9,782,983	8,279,289
Jinan Xin Central	77,779,716	41,158,302
Changsha Xinyuan Splendid	49,346,740	7,340,408
Zhengzhou Fancy City II (South)	-	151,224
Kunshan Xindo Park	-	23,673,323
Zhengzhou Xindo Park	-	13,794,988
Zhengzhou Fancy City I	-	19,329,493
Henan Xin Central I	-	36,230,637

Real estate properties development completed	840,393,193	632,359,691

Under development:
Current:
Xuzhou Colorful City	39,903,835	49,972,999
Xingyang Splendid II	49,848,748	44,074,338
Xingyang Splendid III	47,475,624	62,771,683
Xingyang Splendid IV	8,433,926	11,743,049
Zhengzhou Xindo Park	86,116,485	-
Jinan Royal Palace	227,113,681	328,737,914
Zhengzhou Fancy City I	43,895,304	-
Tianjin Spring Royal Palace I	26,044,650	101,091,391
Henan Xin Central I	54,380,998	-
Henan Xin Central II	68,783,659	99,196,076
Zhengzhou Fancy City II(South)	16,036,363	-
Zhengzhou Fancy City II(North)	52,672,711	77,295,404
Kunshan Xindo Park	84,020,974	-
Zhengzhou International New City I	173,061,962	339,890,348
Zhengzhou International New City II	135,671,000	171,711,098
Tongzhou Xinyuan Royal Palace	200,296,958	214,011,166
Changsha Mulian Royal Palace	89,289,525	108,637,317
XIN Eco Marine Group Properties Sdn Bhd	11,135,393	15,064,162
Hudson Garden Project	84,953,745	106,844,124
Flushing Project	83,282,854	92,821,714
Changsha Furong Thriving Family	59,459,200	39,054,048
Zhengzhou International New City III A	74,241,651	86,999,855
Zhuhai Xin World	93,205,573	102,997,747
Xinyuan Chang’an Royal Palace	134,714,398	144,771,923
Kunshan Xinyu Jiayuan	137,704,916	159,974,516
Zhengzhou International New City Pending Staging	216,520,610	238,835,232
Zhengzhou Hangmei International Wisdom City I	42,437,196	91,069,505
Xinyuan Golden Water View City	337,850,952	428,430,649
Suzhou Galaxy Bay	42,061,346	51,739,509
Xi’an Metropolitan II	5,543,530	5,609,532
Zhengzhou International New City III B	80,790,689	94,547,682

	December 31, 2017	December 31, 2018
	US$	US$
Zhengzhou International New City III C	39,551,333	99,240,244
Zhengzhou International New City III D	31,316,650	42,706,005
Tianjin Spring Royal Palace II	42,704,121	70,891,230
Zhengzhou Fancy City III	-	89,529,453
Jinan Royal Spring Bay	-	119,400,947
Suzhou Gusu Shade I (Suzhou New Project)	-	39,163,694
Wuhan Canglong Royal Palace (Wuhan New Project)	-	124,701,587
Dalian International Health Technology Town I	-	33,796,959
Qingdao Royal Dragon Bay	-	246,387,446
Chengdu Xinyuan City	-	688,987,085
Zhengzhou International New City IV	-	176,269,525
Xingyang Splendid V	-	45,984,974
Xingyang Splendid Building 46	-	4,836,734

	2,920,520,560	5,049,788,864
Profit recognized	396,756,891	348,170,931
Less: progress billings (Note 13)	(1,321,276,798)	(1,329,243,487)

Total real estate properties under development	1,996,000,653	4,068,716,308

Total real estate properties development completed and under development	2,836,393,846	4,701,075,999

As of December 31, 2018, land use rights included in the real estate properties under development totaled US$2,733,197,585 (December 31, 2017: US$1,761,525,629).

As of December 31, 2018, land use rights with an aggregate net book value of US$1,046,360,853 (December 31, 2017: US$908,833,863) was pledged as collateral for certain bank loans and other debts.